Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 2,286	$ 3,428
Restricted cash	524	6
Trade accounts receivable — net	533	589
Inventories	428	468
Commodity and other derivative contractual assets	465	492
Other current assets	87	100
Total current assets	4,323	5,083
Restricted cash	507	901
Receivable from unconsolidated subsidiary	0	47
Investment in unconsolidated subsidiary	6,064	6,058
Other investments	984	995
Property, plant and equipment — net	9,430	12,397
Goodwill	152	2,352
Identifiable intangible assets — net	1,166	1,315
Accumulated deferred income taxes	609	0
Other noncurrent assets	95	100
Total assets	23,330	29,248
Current liabilities:
Borrowings under debtor-in-possession credit facilities	6,825	0
Long-term debt due currently	35	39
Trade accounts payable	413	406
Net payables due to unconsolidated subsidiary	204	237
Commodity and other derivative contractual liabilities	203	316
Margin deposits related to commodity contracts	152	26
Accumulated deferred income taxes	0	135
Accrued taxes	134	157
Accrued interest	121	119
Other current liabilities	425	360
Total current liabilities	8,512	1,795
Borrowings under debtor-in-possession credit facilities	0	6,825
Long-term debt, less amounts due currently	60	128
Liabilities subject to compromise	37,786	37,432
Accumulated deferred income taxes	0	713
Other noncurrent liabilities and deferred credits	2,033	2,078
Total liabilities	$ 48,391	$ 48,971
Commitments and Contingencies
Equity:
Common stock (shares outstanding 2015 — 1,669,861,379; 2014 — 1,669,861,379)	$ 2	$ 2
Additional paid-in capital	7,968	7,968
Retained deficit	(32,905)	(27,563)
Accumulated other comprehensive loss	(126)	(130)
Total equity	(25,061)	(19,723)
Total liabilities and equity	$ 23,330	$ 29,248